ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-          ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	December 31,
	2024	2023

Accrued products and licenses costs	$66.0	$73.9
Marketing expenses payable	2.3	4.7
Income tax payable	28.6	40.7
Legal accrual	22.5	27.8
Other accrued expenses	57.2	65.1

	$176.6	$212.2